Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net income	$ 2,398	$ 3,091
Items not requiring (providing) cash
Depreciation and amortization	946	963
Amortization of intangible assets	119	119
Provision for loan losses	1,128	1,968
Provision for losses on foreclosed real estate	83	87
Amortization of premiums and discounts on securities-net	(59)	(68)
Amortization of mortgage servicing rights	56	47
Deferred income taxes	(111)	(44)
Gain on sales of securities	0	(370)
Originations of loans held for sale	(1,696)	(5,904)
Proceeds from sale of loans held for sale	1,728	5,998
Net gains on sales of loans	(32)	(94)
Amortization of ESOP	195	203
Expense related to share-based compensation plans	213	200
Loss on sale of real estate and other repossessed assets	6	15
Changes in
Bank-owned life insurance	(362)	(271)
Accrued interest receivable	334	31
Other assets	599	391
Interest payable and other liabilities	54	(125)
Net cash provided by operating activities	5,599	6,237
Investing Activities
Purchases of available-for-sale securities	(51,958)	(88,899)
Proceeds from maturities of available-for-sale securities	98,921	94,993
Proceeds from sales of available-for-sale securities	0	9,111
Proceeds from maturities of held-to-maturity securities	1,705	1,581
Proceeds from sales of held-to-maturity securities	0	302
Net changes in certificates of deposit in other financial institutions	0	2,564
Net change in loans	(13,818)	(8,168)
Purchases of premises and equipment	(1,527)	(1,489)
Proceeds from sales of foreclosed assets	622	474
Net cash provided by investing activities	33,945	10,469
Financing Activities
Net increase in deposits	21,876	3,094
Net change in Federal Home Loan Bank advances and short term borrowings	202	(12,374)
Cash dividends paid	(2,253)	(2,988)
Purchase of treasury stock	(63)	0
Proceeds from purchase of shares by the dividend reinvestment plan	0	236
Shares purchased for deferred compensation plan	121	72
Net cash provided by (used in) financing activities	19,883	(11,960)
Increase in Cash and Cash Equivalents	59,427	4,746
Cash and Cash Equivalents, Beginning of Year	15,681	10,935
Cash and Cash Equivalents, End of Year	75,108	15,681
Supplemental Cash Flows Information
Interest paid on deposits and borrowings	3,902	4,810
Federal income taxes paid	480	985
Supplemental Disclosure of Non-Cash Investing Activities
Transfers from loans to foreclosed assets held for sale	475	710
Unrealized ( losses) gains on securities designated as available for sale, net of related tax effects	$ (145)	$ 645